Share-based compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share based compensation
Share-based compensation expenses	¥ 1,963,506	¥ 2,252,738	¥ 2,589,593
Total share-based compensation expenses
Share based compensation
Share-based compensation expenses	1,963,506	2,252,738	2,589,593
Operations and support
Share based compensation
Share-based compensation expenses	78,794	110,822	109,962
Sales and marketing
Share based compensation
Share-based compensation expenses	169,458	180,967	159,830
Research and development
Share based compensation
Share-based compensation expenses	813,759	789,094	922,066
General and administrative
Share based compensation
Share-based compensation expenses	¥ 901,495	¥ 1,171,855	¥ 1,397,735